Equity Method Investments - Additional Information (Detail) shares in Millions	Dec. 31, 2020 shares
Blackstone [Member]
Disclosure of associates [line items]
Percentage Of Ownership Interest Held By Private equity funds	55.00%
Refinitiv [member]
Disclosure of associates [line items]
Percentage of voting equity interests acquired	45.00%
Total number of share issued - warrant exercise	4.5